LEASING (Tables)	12 Months Ended
Dec. 31, 2022
Leasing
Schedule of discount rates

Incremental borrowing rate	Annual rate (%)	Monthly rate (%)
Initial application
Up to two years	7.96	0.64
Three to five years	10.64	0.85
Six to twenty years	13.17	1.04

Contracts entered - 2019 at 2021
Up to three years	6.87	0.56
Three to four years	7.33	0.59
Four to twenty years	8.08	0.65

Contracts entered - August to December 2022 (1)
Up to five years	6.43	0.52
Six to ten years	6.54	0.53
Eleven to fifteen years	6.58	0.54
Sixteen to thirty years	6.60	0.54

(1)	Monthly the Company calculates the addition to the rate to be applied to the new contracts. For the purposes of publication, these are presented at the average rates used.

Schedule of right of use asset

	Real estate property	Vehicles	Total
Balances on December 31, 2019	206	71	277
Disposals (contracts terminated)	(9)	-	(9)
Amortization	(25)	(40)	(65)
Addition	6	-	6
Remeasurement	7	(4)	3
Balances on December 31, 2020	185	27	212
Disposals (contracts terminated)	(5)	-	(5)
Amortization (1)	(8)	(41)	(49)
Addition	11	-	11
Remeasurement (2)	9	48	57
Balances on December 31, 2021	192	34	226
Amortization (1)	(14)	(40)	(54)
Right of use acquired in a business combination	5	-	5
Disposals (contracts terminated)	(9)	(1)	(10)
Addition	24	117	141
Remeasurement (2)	16	5	21
Balances on December 31, 2022	214	115	329

(1)	Amortization of the Right of Use recognized in the Statement of income is net of use of the credits of PIS/Pasep and Cofins taxes on payments of rentals, a total R$0.641 in 2022 (R$0.588 in 2021).
(2)	The Company have identified events giving rise to revaluation and modifications of their principal contracts. The leasing liabilities are restated with adjustment to the asset of Right of Use.

Schedule of lease liabilities

Balance on December 31, 2020	227
Addition	11
Settled	(5)
Interest incurred (1)	27
Leasing paid	(70)
Interest in leasing contracts	(3)
Remeasurement (2)	57
Balance on December 31, 2021	244
Addition	141
Business combination adjustment	5
Interest incurred (1)	29
Leasing paid	(66)
Interest in leasing contracts paid	(4)
Settled	(16)
Remeasurement (2)	21
Balance on December 31, 2022	354

Current liabilities	57
Non-current liabilities	297

(1)	Financial expenses recognized in the Statement of income are net of incorporation of the credits for PIS/Pasep and Cofins taxes on payments of rentals, in the amounts of R$2 in 2022 (R$2 on December 31, 2021).
(2)	The Company identified events that give rise to restatement and modifications of their principal contracts; the leasing liability was remeasured with an adjustment to the asset of Right of Use.

Schedule of embedded leasing consideration

Cash flow	Nominal	Adjusted to present value
Consideration for the leasing	806	355
Potential PIS/Pasep and Cofins (9.25%)	61	22

Schedule of maturity of lease contracts

2023	62
2024	68
2025	58
2026	58
2027	50
2028 at 2048	510
Undiscounted values	806
Embedded interest	(452)
Lease liabilities	354